Compensation and benefits (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Compensation and benefits
Salaries and variable compensation	SFr 4,973	SFr 5,082
Social security	456	461
Other	436	454
Compensation and benefits	5,865	5,997
Pension and other post-retirement expense	274	316
Severance and other compensation expense related to headcount reductions	SFr 97	SFr 86